Warrants	3 Months Ended
Mar. 31, 2025
Warrants
Warrants

9.	Warrants

Warrant activity for the three months ended March 31, 2025, was as follows:

	Warrants	Weighted average exercise price	Amount
	#	$	$
Balance – December 31, 2024	668,138	11.64	1,563
Exercised	(5,595)	0.01	(17)
Change in fair value of warrants	-	-	30
Balance – March 31, 2025	662,543	11.74	1,576

The fair value of the liability, classified as warrant liability, is subsequently remeasured at each reporting date and at settlement date using the Black-Scholes option pricing model, with changes in fair value recognized in profit or loss. At March 31, 2025, the following warrants were outstanding:

Issuance date	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
February 2020	11,129	0.47	129.12
July 2020	56,210	0.35	45.00
August 2020	17,310	0.93	47.00
February 2021	16,507	0.97	181.25
June 2024	561,387	2.26	0.01
Balance – March 31, 2025	662,543	1.96	11.74